Disclosure of detailed information about foreign currency risk (Details)	Dec. 31, 2018 USD ($) Exchange_Rate	Dec. 31, 2018 CAD ($) Exchange_Rate	Dec. 31, 2017 USD ($) Exchange_Rate	Dec. 31, 2017 CAD ($) Exchange_Rate	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statements [Line Items]
Cash and cash equivalents	$ 650,902		$ 20,162		$ 21,520	$ 8,255
Employee retention allowance	(171,867)		(208,153)		$ (596,849)
Amounts held in foreign currencies [Member]
Statements [Line Items]
Cash and cash equivalents		$ 831,348		$ 1,913
Accounts payable and accrued liabilities		(289,994)		(243,014)
Employee retention allowance		(234,471)		(261,138)
Total foreign currency financial assets and liabilities	$ 224,945	$ 306,883	$ (400,335)	$ 502,239
Foreign exchange rate | Exchange_Rate	0.7330	0.7330	0.7971	0.7971
Currency risk [Member]
Statements [Line Items]
Sensitivity analysis, convidence interval, percentage	10.00%	10.00%	10.00%	10.00%
Value at risk	$ 22,495		$ (40,033)